Merger with CPA 15 (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pro forma results of operations
Pro forma total revenues	$ 529,331	$ 542,667
Pro forma income attributable to W. P. Carey stockholders	$ 140,284	$ 117,708
Pro forma earnings per share:
Basic	$ 2.03	$ 1.70
Diluted	$ 2.01	$ 1.70
Pro forma weighted average shares:
Basic	68,382,378	67,990,118
Diluted	69,071,391	68,268,738